Note 12 - Income Taxes - Income Taxes Paid (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Federal	$ 0
State and Local
State and Local	2,525
Foreign
Foreign	96,464
Total Taxes Paid	98,989
California Franchise Tax Board [Member]
State and Local
State and Local	1,600
Massachusetts Tax Authority [Member]
State and Local
State and Local	1,000
New York State Division of Taxation and Finance [Member]
State and Local
State and Local	(75)
National Tax Agency, Japan [Member]
Foreign
Foreign	$ 96,464